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PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION (SAI) SUPPLEMENT

May 9, 1997

IDS Blue Chip Advantage Fund S-6025 K (3/97) & S-6025-20 K (3/97) IDS Bond Fund, Inc. S-6495 K (10/96) & S-6495-20 L (10/96)
IDS California Tax-Exempt Fund S-6328 K (8/96) & S-6328-20 M (8/96)
 IDS Massachusetts Tax-Exempt Fund
 IDS Minnesota Tax-Exempt Fund
 IDS New York Tax-Exempt Fund
 IDS Ohio Tax-Exempt Fund
IDS Discovery Fund, Inc. S-6457 K (9/96) & S-6457-20 M (9/96)
IDS Diversified Equity Income Fund S-6475 K (11/96) &
S-6475-20 J (11/96)
IDS Emerging Markets Fund S-6354 A (10/96) & S-6354-20 C (12/96)
IDS Equity Select Fund, Inc. S-6426 L (1/97) & S-6426-20 J (1/97)
IDS Equity Value Fund S-6382 D (5/96) & S-6382-20 D (5/96)
IDS Extra Income Fund, Inc. S-6370 K (7/96) & S-6370-20 L (7/96)
IDS Federal Income Fund, Inc. S-6042 L (7/96) & S-6042-20 M (7/96)
IDS Global Balanced Fund S-6352 A (10/96) & S-6352-20 A (10/96)
IDS Global Bond Fund S-6309 K (12/96) & S-6309-20 M (12/96)
IDS Global Growth Fund S-6334 K (12/96) & S-6334-20 L (12/96)
IDS Growth Fund S-6455 L (9/96) & S-6455-20 M (9/96)
IDS High Yield Tax-Exempt Fund, Inc. S-6340 L (1/97) &
S-6430-20 N (1/97)
IDS Insured Tax-Exempt Fund S-6327 K (8/96) & S-6327-20 N (8/96) IDS Intermediate Tax-Exempt Fund S-6355 A (1/97) &
S-6353-20 A (10/96)
IDS International Fund, Inc. S-6140 K (11/96) & S-6140-20 N (12/96)
IDS Managed Allocation Fund S-6141 L (11/96) & S-6141-20 K (11/96) IDS Mutual S-6326 L (11/96) & S-6326-20 M (11/96)
IDS New Dimensions Fund, Inc. S-6440 K (9/96) & S-6440-20 L (9/96)
IDS Precious Metals Fund, Inc. S-6142 K (5/96) & S-6142-20 M (5/96) IDS Progressive Fund, Inc. S-6449 K (11/96) & S-6449-20 M (11/96)
IDS Research Opportunities Fund S-6356 A (8/96) &
S-6356-20 A (8/96)
IDS Selective Fund, Inc. S-6376 L (7/96) & S-6376-20 K (7/96)
IDS Small Company Index Fund S-6357 C (3/97) & S-6357-20 C (3/97) IDS Stock Fund, Inc. S-6351 L (11/96) & S-6351-20 M (11/96)
IDS Strategy Aggressive Fund S-6381 D (5/96) & S-6381-20 D (5/96) IDS Tax-Exempt Bond Fund S-6310 L (1/97) & S-6310-20 N (1/97)
IDS Utilities Income Fund, Inc. S-6341 K (8/96) &
S-6341-20 M (8/96)

The fund's prospectus and SAI are revised to include the following information:

Class Y shares are subject to a service fee calculated at a rate of 0.10% of average daily net assets.


Form S-6108 A (5/97)
Valid until next prospectus update.
Destroy May 8, 1998.
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